WARRANT AWARDS (Details) - $ / shares	Sep. 01, 2015	May. 19, 2015	Mar. 31, 2015	Feb. 28, 2015	Feb. 01, 2015	Jan. 31, 2015
WARRANT AWARDS
Company issued warrants to a third party to purchase shares of common stock granted		250,000
Company issued warrants to a third party to purchase shares of common stock granted with an exercise price		$ 0.1083
Stock price	$ 0.002	$ 0.11	$ 0.06	$ 0.12	$ 0.12	$ 0.10
Intrinsic value for warrants on the grant date	1,000	0	0	2,200	1,400	0
Fair value of warrants	1,960	23,284	29,000	129,880	82,650	38,774
Risk free interest rate of warrants	2.17%	1.01%	1.98%	1.68%	1.68%	1.29%
Term in years of warrants	5	3	10	10	10	5
Expected stock volatility of warrants	135.63%	163.47%	147.00%	148.00%	148.00%	107.00%
Expected dividend rate of warrants	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Company issued shares of common stock to an investor			500,000
Company issued warrants to an investor			500,000
Company issued common stock and warrants to an investor for cash proceeds			25,000
Warrants term in year	10		10			5
Company issued common stock and warrants to an investor at an exercise price			$ 0.10
Issued a ten-year warrant to purchase shares of common stock				100,000	100,000
Issued a ten-year warrant to purchase shares of common stock at an exercise price				0.10	0.10
Issuance of an aggregate warrants				1,100,000	700,000
Issued warrants with the issuance of a convertible note agreement						500,000
Issued warrants with the issuance of a convertible note agreement at an exercise price						$ 0.10
Company issued warrants to Mike Hogue	1,000,000
Company issued warrants to Mike Hogue at an exercise price	$ 0.001